Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Common Stock

Note 8.    Common Stock

As of March 31, 2024 (Successor), the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 500,000,000 shares of common stock at a par value of $0.0001 per share. As of March 31, 2024 (Successor), 38,120,288 shares were issued and outstanding. The holders of common stock are entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. As of March 31, 2024 (Successor), no cash dividend has been declared to date. Each share of common stock is entitled to one vote. Refer to Note 3 Forward Merger for more information on the number of shares of common stock outstanding immediately following the Merger.

Common Stock Reserved

The table below summarizes the Company’s reserved common stock for further issuance as of March 31, 2024 (Successor) and December 31, 2023 (Successor):

	March 31,	December 31,
	2024	2023
	(unaudited)
Stock options issued and outstanding	4,545,332	3,846,972
Restricted stock units (unvested)	991,566	1,012,994
Shares available for future issuance under the stock incentive plan	3,347,924	3,536,710
Warrants	8,276,085	14,479,999
Contingent consideration	16,000,000	16,000,000
Total common stock reserved	33,160,907	38,876,675

Note 12.    Common Stock

Predecessor

As of December 31, 2022 (Predecessor), the Predecessor’s certificate of incorporation, as amended and restated, authorized the Predecessor to issue up to 207,450,050 shares of common stock at a par value of $0.0001 per share. As of December 31, 2022 (Predecessor), 138,848,177 shares were issued and 138,825,356 shares were outstanding. The holders of common stock were entitled to receive dividends whenever funds are legally available, when and if declared by the Predecessor’s board of directors, subject to the prior rights of the holders of the Predecessor’s convertible preferred stock. As of December 31, 2022 (Predecessor), no cash dividend had been declared to date. Each share of common stock was entitled to one vote. The number of authorized shares of common stock could be increased or decreased (but not below the number of shares thereof then outstanding) by the affirmative vote of the holders of shares of preferred stock and common stock, voting together as a single class.

At the effective time of the Merger (the “Effective Time”), (i) each outstanding share of Old AEON common stock (on an as-converted basis after taking into effect the conversion of the outstanding warrants of Old AEON exercisable for shares of Old AEON preferred stock, the conversion of the shares of Old AEON preferred stock into Old AEON common stock in accordance with the governing documents of Old AEON as of the Effective Time, the conversion of the outstanding convertible notes of Old AEON into Old AEON common stock in accordance with the terms of such convertible notes and after giving effect to the issuance of Old AEON common stock in connection with the merger of ABP Sub, Inc. with and into Old AEON) issued and outstanding immediately prior to the Effective Time converted into the right to receive approximately 2.328 shares of the Company’s common stock. In addition, each share of Priveterra Class B common stock (“Founder Shares”), par value $0.0001 per share, issued and outstanding immediately prior to the Effective Time converted into one share of common stock (of which 3,450,000 Founder Shares are subject to certain vesting and forfeiture conditions).

Successor

As of December 31, 2023 (Successor), the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue up to 500,000,000 shares of common stock at a par value of $0.0001 per share. As of December 31, 2023 (Successor), 37,159,600 shares were issued and outstanding. The holders of common stock are entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board. As of December 31, 2023 (Successor), no cash dividend has been declared to date. Each share of common stock is entitled to one vote. See to Note 5 Forward Merger for more information on the number of shares of common stock outstanding immediately following the Merger.

Common Stock Reserved

The table below summarizes the Company’s reserved common stock for further issuance as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor):

	December 31,
	2023	2022

Conversion of convertible preferred stock	—	21,257,708
Stock options issued and outstanding	3,846,972	9,694,890
Restricted stock units (unvested)	1,012,994	—
Shares available for future issuance under the stock incentive plan	3,536,710	27,884,000
Warrants	14,479,999	—
Contingent consideration	16,000,000	—
Convertible preferred stock warrants outstanding	—	342,011
Total common stock reserved	38,876,675	59,178,609